2. Summary of Significant Accounting Policies: Investment in Joint Venture: Joint Venture Income Statement (Details) - USD ($)	2 Months Ended	3 Months Ended
	Jun. 30, 2018	Sep. 30, 2018
Revenue	$ 0	$ 0
Expenses:
General and administrative expenses	1,075	748
Net loss	$ (42,375)	(174,799)
Investment in Joint Venture
Revenue		0
Expenses:
Research and development		80,000
Management fees		80,000
Consulting fees		15,000
Legal and professional fees		13,448
Marketing expenses		11,267
Meals, entertainment and travel expenses		27,465
Project management expenses		13,413
General and administrative expenses		6,236
Depreciation		188
Net loss		$ 247,017